Related Party and Parties-in-Interest Transactions (Details) - EBP 003 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan interest in master trust, fair value	$ 1,646,678	$ 1,455,147
Charter Communications, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	16,471
Plan interest in master trust, fair value	$ 3,400
Investments, realized gains	14
Investments, unrealized loss	2,200
Purchased interests	955
Sold interests	$ 686